Acquisitions (Details 1) - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015	Mar. 23, 2015	Apr. 30, 2014
Assets acquired:
Goodwill	$ 6,091.1	$ 6,011.6		$ 3,098.2
Big Heart [Member]
Assets acquired:
Trade receivables			$ 142.0
Inventories			254.5
Other current assets			191.3
Property, plant, and equipment			324.0
Other intangible assets – net			3,831.8
Goodwill			3,004.7
Other noncurrent assets			28.0
Total assets acquired			7,776.3
Liabilities assumed:
Current liabilities			446.8
Deferred income taxes			1,349.6
Other noncurrent liabilities			82.1
Total liabilities assumed			1,878.5
Net assets acquired			$ 5,897.8